INCOME TAXES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Remaining 2015	$ 132,148	$ 236,596
Year ending December 31, 2016	349,083	89,591
Year ending December 31, 2017	249,088	0
Year ending December 31, 2018	84,541
Total	$ 814,860	$ 326,187